Income taxes - Non-capital losses carried forward (Details) - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Taxable temporary differences relating to investments in subsidiaries that were not recognized	$ 11.6	$ 63.9
Non-capital losses carried forward
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Non-capital losses carried	795.6
Net capital losses carried forward
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Non-capital losses carried	110.0
Less than one year/2018
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Non-capital losses carried	0.1
2026
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Non-capital losses carried	1.1
2027
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Non-capital losses carried	0.7
2028
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Non-capital losses carried	9.7
2029
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Non-capital losses carried	1.1
2030
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Non-capital losses carried	41.6
2031
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Non-capital losses carried	12.3
2032
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Non-capital losses carried	171.9
2033
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Non-capital losses carried	21.0
2034
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Non-capital losses carried	15.6
2035
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Non-capital losses carried	56.5
2036
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Non-capital losses carried	60.2
2037
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Non-capital losses carried	401.1
No Expiry
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Non-capital losses carried	$ 2.7